UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             05/14/02
       ------------------------   ------------------------------  ----------



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name


           28-6906              David P. Berkowitz
         ----------             --------------------------


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                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        19
                                               -------------

Form 13F Information Table Value Total:        $83,466
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


      1               28-6908                   William A. Ackman
    ------            ---------                 -----------------------------

      2               28-6904                   Section H. Partners, L.P.
    ------            -------                   -----------------------------

      3               28-7474                  Gotham International Advisors,
                                                   L.L.C.
    ------            -------                   -----------------------------

      4               28-5717                   Gotham Holdings Management,
                                                   L.L.C.
    ------            -------                   -----------------------------



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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Covanta Energy Corp               Common         22281N103     122    170,000 SH     SHARED-OTHER     1,2,4         170,000
-----------------------------------------------------------------------------------------------------------------------------------
Covanta Energy Corp               Common         22281N103      22     30,000 sh     SHARED-OTHER     1,3            30,000
-----------------------------------------------------------------------------------------------------------------------------------
M D C Hldgs Inc                   Common         552676108   3,369     77,990 sh     SHARED-OTHER     1,2,4          77,990
-----------------------------------------------------------------------------------------------------------------------------------
USA Networks Inc                  Common         902984103   3,971    125,000 sh     SHARED-OTHER     1,2,4         125,000
-----------------------------------------------------------------------------------------------------------------------------------
First Un Real Est Eq & Mtg Inv    Sh Ben Int     337400105   8,081  3,409,569 sh     SHARED-OTHER     1,2,4       3,409,569
-----------------------------------------------------------------------------------------------------------------------------------
First Un Real Est Eq & Mtg Inv    Sh Ben Int     337400105   5,763  2,431,664 sh     SHARED-OTHER     1,3         2,431,664
-----------------------------------------------------------------------------------------------------------------------------------
Hallwood Rlty Partners L P        DEPOSIT UT NEW 40636T203  17,360    247,994 sh     SHARED-OTHER     1,2,4         247,994
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Inc KANS            Common         49455P101  16,376    338,143 sh     SHARED-OTHER     1,2,4         338,143
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Inc KANS            Common         49455P101   2,422     50,000 sh     SHARED-OTHER     1,3            50,000
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mtn Inc PA                   Common         462846106   4,096    129,137 sh     SHARED-OTHER     1,2,4         129,137
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Pkg Corp                 Common         453077109  11,783    452,304 sh     SHARED-OTHER     1,2,4         452,304
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Pkg Corp                 Common         453077109   2,963    113,739 sh     SHARED-OTHER     1,3           113,739
-----------------------------------------------------------------------------------------------------------------------------------
Visible Genetics Inc              Common         92829S104   1,877    274,890 sh     SHARED-OTHER     1,2,4         274,890
-----------------------------------------------------------------------------------------------------------------------------------
Visible Genetics Inc              Common         92829S104     905    132,490 sh     SHARED-OTHER     1,3           132,490
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R   H    Donnelley corp           Com new        74955W307   3,871    127,200 sh     SHARED-OTHER     1,2,4         127,200
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Worldwide Restrnt Concepts i      Common         98160A107     193    118,680 sh     SHARED-OTHER     1,2,4         118,680
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Worldwide Restrnt Concepts i      Common         98160A107      31     19,320 sh     SHARED-OTHER       1,3          19,320
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Vornado Operating co              Common         92904N103      45     45,286 sh     SHARED-OTHER     1,2,4          45,286
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Simon Worldwide Inc               Common         828815100     216  1,347,720 sh     SHARED-OTHER       1,3       1,347,720
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